Net Loss Per Share (Details) - shares shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Net Loss Per Share [Abstract]
Antidilutive securities excluded from computation of net income (loss) per share	3.0	5.2	3.3	5.2